UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

Annual Report

December 31, 2007

COUNTRY VP Growth Fund

COUNTRY VP Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

January 2008

Dear Shareholders:

In 1854, Henry David Thoreau wrote “Our houses are such unwieldy property that we are often imprisoned rather than housed by them”.  While the context may be different in 2007, Thoreau’s words ring with truth today. Houses, and the mortgages taken out to finance their purchase, were the most important factor in financial markets for 2007. By year-end, not only were consumers imprisoned by the housing market but they were joined by major banks, brokerages and the overall economy.

In hindsight, a perfect storm developed related to housing markets over the past several years. In the wake of the technology bust of 2000-2001, the Federal Reserve provided incredible monetary stimulus to the economy in order to ward off a deflationary spiral. Short-term interest rates dropped all the way to 1% reducing borrowing costs for both businesses and consumers. Demand for housing accelerated as the “American Dream” of home ownership became obtainable for large numbers of consumers. At the same time, debt securitization allowed banks to sell loans in the capital markets rather than hold them on their own balance sheets. With risk passing to the ultimate purchaser of a debt security, loan production volume became paramount and myriad alternatives to the traditional 30-year fixed rate mortgage were developed. Historical checks and balances of credit, employment, and income verification were neglected. Demand for housing pushed prices of existing homes continually higher and spurred development of new projects across the country. As home values increased, so did re-financings of mortgages allowing consumers to spend the increased values in their homes, in effect turning the house into an ATM. The “bubble” that fueled the stock market in the late 1990’s was transferred to housing.

But, “bubbles” eventually collapse and as higher interest rates (needed to fight inflationary pressures) combined with mortgage rate re-sets that consumers could no longer afford, housing markets began to deflate in 2007. Home inventories rose, house prices dropped, rate re-sets still loom for many, lenders (those that have not gone bankrupt) have tightened their standards, and securitization markets have effectively shut down. Eventually, the problems should be sorted out but that process will take time. Banks must rebuild their balance sheets and confidence needs to return to debt markets. Looking ahead, there are concerns that other areas of the credit markets could experience pressure and that reduced liquidity could constrain consumer spending. Economic growth will most likely slow in early 2008 and the odds of a recession occurring have increased.

Bond markets were exceptionally volatile, especially in the second half of the year. As investors fled to the quality of U.S. Treasury securities in the wake of deteriorating conditions in sub-prime mortgage markets, interest rate spreads widened significantly across all bond market sectors. Market fears and concern about economic impacts forced the Fed to cut short-term rates by 50 basis points in September followed by 25 basis point cuts in October and December (A basis point is one hundredth of a percentage point (0.01%)). Further cuts are anticipated as 2008 unfolds.

Volatility was also present in equity markets. The S&P 500 fell almost 10% in July and August, rallied to a new high by October following the first Fed rate cut, dropped another 10% by late November before rallying, then fading, into year-end. Stocks impacted by financial markets and by discretionary consumer spending were exceptionally weak during this period.

As we enter 2008, we expect the turbulence to continue. The Fed must chart a course in monetary policy between inflationary pressures and recessionary forces. The global economy, too, has increasing importance for domestic markets as interdependencies and linkages have grown. In addition, there will be a change in leadership of the country as the presidential election year proceeds. We are mindful of all these risks as we search for attractive opportunities for investment.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY VP GROWTH FUND
Inception Date 11/17/2003

The annualized returns for the Fund(s) for the period ended December 31, 2007 are as follows:

1 Year	Since Inception
6.88%	8.99%

Expense Ratio – 0.90%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 5.49%.  The average mutual fund with similar characteristics as the VP Growth Fund (represented by Lipper, Inc.’s Large-Cap Core Variable Underlying Funds) group returned 5.78% during this same time period.  As of December 31, 2007, the VP Growth Fund’s returns exceeded these returns by 1.39% and 1.10%, respectively.

Six months ago, in the semi-annual report, we mentioned some potential “dark clouds” that we could see on the horizon for equity markets. In the second half of 2007, we saw some of those clouds turn into storms related to sub-prime mortgage lending and the financing of those loans in credit markets. Many of the country’s largest financial institutions have had to take charges to earnings and write down the value of assets to address the situation. While the fund did not entirely escape the impact of lower stock prices that resulted, our portfolio positioning in light of the risks we saw allowed the Fund to out-perform the S&P 500 for the year.

We continue to be mindful of the impact that developments in credit markets can have on the U.S. consumer and the domestic economy as a whole. For now, we are maintaining a defensive posture with the Fund’s structure while we look for evidence of improving conditions.

COUNTRY VP BOND FUND
Inception Date 11/17/2003

The annualized total returns for the Fund for the period ending December 31, 2007 are as follows:

1-Year	Since Inception
7.23%	3.91%

Expense Ratio – 0.70%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

The bond market was transformed in 2007 by the collapse of the most speculative mortgage sector (subprime).  The freewheeling years of credit creation gave way to credit constriction.  At the beginning of 2007 investors were throwing money at newfangled debt securities and derivatives for a bit more yield.  This proved to be a major mistake as these investments rapidly lost value resulting in losses of tens of billions of dollars.  The effect was government bonds having the highest return of all bond categories, 8.76%.  In comparison, corporate bonds delivered a 4.64% return.  Investors were seeking safety in very turbulent times.

We entered 2007 with an overweighting in government and agency bonds.  We underweighted corporate debt as we felt we were not being compensated for credit risk.  As yield spreads gapped wider in the last six months of the year, we began reversing this position.  Mortgage securities have also seen their yield spreads widen sharply with the housing turmoil.  We feel this sector now offers good value and are increasing our holdings.

As we enter 2008, government debt largely trades with a 3% handle.  Historically these are low interest rate levels.  At some point we may look for opportunities to reduce the duration of the portfolio.  However, with recession looming, rates could continue to trend lower in the first half of 2008.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  You cannot invest directly in an index.

The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee.  Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

For use only when accompanied or preceded by a prospectus.

The Distributor of the COUNTRY VP Funds is COUNTRY Capital Management Company.

Expense Example December 31, 2007

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 7/1/07 – 12/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/07	Value 12/31/07	7/1/07 – 12/31/07*
Actual(1)	$1,000.00	$997.10	$4.53
Hypothetical(2)	$1,000.00	$1,020.67	$4.58

(1)	Ending account values and expenses paid during the period based on a (.29%) return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during the period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 7/1/07	Value 12/31/07	7/1/07 – 12/31/07*
Actual(1)	$1,000.00	$1,059.50	$3.63
Hypothetical(2)	$1,000.00	$1,021.68	$3.57

(1)	Ending account values and expenses paid during the period based on a 5.95% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during the period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Illustration of $10,000 Investment December 31, 2007

VP GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE AVERAGE

Past performance is not indicative of future results.

(1)	The above graph represents the growth of $10,000 of the VP Growth Fund.

Average Annual Returns*
1 Year	6.88%
Since Inception (11/17/03)	8.99%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.  Performance for the VP Growth Fund would have been lower if returns had taken insurance charges into account.

Illustration of $10,000 Investment December 31, 2007

VP BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND
LIPPER INTERMEDIATE INVESTMENT GRADE FUND AVERAGE

Past performance is not indicative of future results.

(1)	The above graph represents the growth of $10,000 of the VP Bond Fund.

Average Annual Returns*
1 Year	7.23%
Since Inception (11/17/03)	3.91%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.  Performance for the VP Bond Fund would have been lower if returns had taken insurance charges into account.

Allocation of Portfolio Assets December 31, 2007

COUNTRY VP Growth Fund*

COUNTRY VP Bond Fund*

*	Expressed as a percentage of total investments.

COUNTRY VP Mutual Funds — Portfolio Highlights

COUNTRY VP Growth Fund

Average Annual ReturnsDecember 31, 2007
		Since Inception
	1 Year	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	6.88%	8.99%
S&P 500 Index(2)	5.49%	10.65%
Lipper Large Cap Core Average(3)	5.78%	10.25%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(3)
The Lipper Large Cap Core Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments) December 31, 2007
	Value	Percent of Fund
Exxon Mobil Corporation	$412,236	3.00%
Procter & Gamble Company	411,152	2.99%
General Electric Company	407,770	2.96%
Intel Corporation	378,572	2.75%
CVS Caremark Corporation	337,875	2.46%
Halliburton Company	329,817	2.40%
Microsoft Corporation	329,300	2.39%
Johnson & Johnson	326,830	2.38%
Altria Group, Inc.	294,762	2.14%
Wal-Mart Stores, Inc.	294,686	2.14%
	$3,523,000	25.61%

COUNTRY VP Bond Fund

Average Annual ReturnsDecember 31, 2007
		Since Inception
	1 Year	11/17/03
COUNTRY VP Bond Fund – (11/17/03)(1)	7.23%	3.91%
Merrill Lynch U.S. Domestic Master Bond Index(2)	7.17%	4.56%
Lipper Intermediate Investment-Grade Debt Fund Average(3)	6.25%	4.25%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(3)
The Lipper Intermediate Investment-Grade Debt Fund Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments) December 31, 2007
	Value	Percent of Fund
United States Treasury Note, 4.750%, 5/31/2012	$1,055,391	6.29%
United States Treasury Note, 3.375%, 11/15/2008	999,922	5.96%
United States Treasury Inflation Index Note, 3.000%, 7/15/2012	503,365	3.00%
Federal Home Loan Bank, 4.500%, 7/02/2015	498,716	2.97%
Government National Mortgage Association, 4.828%, 11/16/2033	484,148	2.89%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	468,580	2.79%
Wachovia Bank Commercial Mortgage Trust, 4.445%, 11/15/2035	447,365	2.67%
United States Treasury Bond, 5.375%, 2/15/2031	394,324	2.35%
Federal Home Loan Bank, 4.000%, 6/26/2018	373,901	2.23%
Government National Mortgage Association, 5.000%, 7/15/2033	305,978	1.82%
	$5,531,690	32.97%

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2007

COUNTRY VP Growth Fund

	Shares	Value
COMMON STOCKS — 99.24%
Consumer Discretionary — 9.54%
Best Buy Co., Inc.	3,200	$168,480
Carter's, Inc. (a)	8,600	166,410
Gentex Corporation	9,550	169,704
H&R Block, Inc.	6,000	111,420
The Home Depot, Inc.	5,950	160,293
Kohl's Corporation (a)	3,500	160,300
Limited Brands	9,800	185,514
Target Corporation	3,800	190,000
		1,312,121
Consumer Staples — 15.05%
Altria Group, Inc.	3,900	294,762
Archer-Daniels-Midland Company	5,900	273,937
CVS Caremark Corporation	8,500	337,875
The Kroger Co.	4,000	106,840
McCormick & Company	3,500	132,685
The Procter & Gamble Company	5,600	411,152
Sysco Corporation	7,000	218,470
Wal-Mart Stores, Inc.	6,200	294,686
		2,070,407
Energy — 13.11%
Apache Corporation	2,300	247,342
Chesapeake Energy Corp.	4,500	176,400
ChevronTexaco Corp.	1,900	177,327
ConocoPhillips	2,100	185,430
Exxon Mobil Corporation	4,400	412,236
Halliburton Company	8,700	329,817
Schlumberger Limited (b)	2,800	275,436
		1,803,988
Financials — 12.12%
ACE Limited (b)	3,600	222,408
AFLAC INCORPORATED	2,200	137,786
American Express Company	3,700	192,474
American International Group, Inc.	4,600	268,180
Bank of America Corporation	2,353	97,085
The Bank of New York Company, Inc.	3,113	151,790
Citigroup Inc.	6,600	194,304
JPMorgan Chase & Co.	5,100	222,615
Wells Fargo & Company	6,000	181,140
		1,667,782
Health Care — 12.74%
Abbott Laboratories	4,150	233,022
Amgen Inc. (a)	3,200	148,608
Forest Laboratories, Inc. (a)	3,600	131,220
Johnson & Johnson	4,900	326,830
Medco Health Solutions, Inc. (a)	1,500	152,100
Medtronic, Inc.	5,300	266,431
Pfizer Inc.	9,000	204,570
Wellpoint Inc. (a)	3,300	289,509
		1,752,290
Industrials — 11.59%
3M Co.	2,800	236,096
Caterpillar Inc.	2,650	192,284
Emerson Electric Co.	2,900	164,314
FedEx Corp.	1,600	142,672
General Electric Company	11,000	407,770
Illinois Tool Works, Inc.	3,900	208,806
Monster Worldwide, Inc. (a)	4,400	142,560
Trinity Industries, Inc.	3,600	99,936
		1,594,438
Information Technology — 17.25%
Cisco Systems, Inc. (a)	6,500	175,955
EMC Corporation (a)	7,100	131,563
Intel Corporation	14,200	378,572
International Business Machines Corporation	1,500	162,150
Intuit Inc. (a)	7,100	224,431
Iron Mountain, Inc. (a)	4,875	180,472
Microsoft Corporation	9,250	329,300
Nokia Corp. – ADR	5,500	211,145
Oracle Corp. (a)	7,300	164,834
QUALCOMM Inc.	4,450	175,108
Western Union Company	9,900	240,372
		2,373,902
Materials — 2.32%
Alcoa Inc.	4,600	168,130
Newmont Mining Corporation	3,100	151,373
		319,503
Telecommunication Services — 3.38%
AT&T, Inc.	7,000	290,920
Verizon Communications Inc.	4,000	174,760
		465,680
Utilities — 2.14%
Dominion Resources Inc.	6,200	294,190
TOTAL COMMON STOCKS
(Cost $11,403,585)		13,654,301

SHORT-TERM INVESTMENTS — 0.92%
Money Market Funds — 0.92%
Janus Money Market Fund	126,723	126,723
TOTAL SHORT-TERM INVESTMENTS
(Cost $126,723)		126,723
TOTAL INVESTMENTS — 100.16%
(Cost $11,530,308)		13,781,024
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.16%)		(22,245)
TOTAL NET ASSETS — 100.00%		$13,758,779

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2007

COUNTRY VP Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 3.80%
CIT Equipment Collateral
5.050%, 04/20/2014	$200,000	$204,184
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	71,089
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	143,173	139,751
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	98,343
Residential Asset Securities Corporation
4.767%, 10/25/2032	125,758	124,313
TOTAL ASSET BACKED SECURITIES
(Cost $635,251)		637,680

CORPORATE BONDS — 21.02%
Abbott Laboratories
5.600%, 05/15/2011	100,000	103,564
American Honda Finance Corporation
4.500%, 05/26/2009
(Acquired 05/18/2004, Cost $99,787) (a)	100,000	100,209
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	106,736
Citigroup, Inc.
5.500%, 08/27/2012	100,000	101,984
E.I. Du Pont De Nemours
5.000%, 01/15/2013	150,000	150,946
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	199,460
3.000%, 06/27/2018 (b)	250,000	244,254
GTE South, Inc.
6.000%, 02/15/2008	200,000	200,514
Harley Davidson Funding
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $99,886) (a)	100,000	99,144
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	198,169
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	162,659
International Bank Reconstruction & Development
6.000%, 03/04/2020 (b)	200,000	159,000
Johnson & Johnson
5.150%, 08/15/2012	175,000	183,922
Kellogg Co.
5.125%, 12/03/2012	150,000	151,256
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	80,150
Perforadora Centrale
5.240%, 12/15/2018 (d)	73,341	77,910
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	199,212
Transocean, Inc.
5.250%, 03/15/2013	100,000	100,222
United Technologies Corp.
5.375%, 12/15/2017	150,000	151,309
Vessel Management Services Inc.
4.960%, 11/15/2027	80,000	82,950
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	223,461
Walt Disney Company
4.700%, 12/01/2012	150,000	149,995
Wells Fargo Company
4.875%, 01/12/2011	150,000	152,017
5.625%, 12/11/2017	150,000	150,092
TOTAL CORPORATE BONDS
(Cost $3,511,846)		3,529,135

MORTGAGE BACKED SECURITIES — 37.15%
Bank of America Mortgage Securities
5.250%, 10/25/2020	114,013	113,504
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	63,205	62,695
6.000%, 11/25/2036	100,000	97,757
Federal Home Loan Bank
4.840%, 01/25/2012	70,317	71,828
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	90,659	93,984
4.000%, 11/15/2018	500,000	468,580
5.000%, 11/15/2018	200,000	200,322
5.750%, 12/15/2018	70,397	71,440
5.000%, 10/01/2020	114,497	114,609
5.000%, 10/15/2031	150,000	147,811
Federal National Mortgage Association
3.500%, 09/01/2013	88,833	86,944
5.000%, 02/01/2014	114,678	116,335
5.500%, 09/01/2025	149,880	150,598
5.500%, 02/01/2033	117,230	117,439
5.500%, 12/01/2035	120,756	120,682
5.290%, 11/25/2043	150,000	152,102
6.500%, 02/25/2044	61,368	65,482
6.500%, 05/25/2044	61,988	65,322
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	147,042	146,152
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	126,806	125,550
Government National Mortgage Association
4.500%, 05/20/2014	158,044	157,242
5.500%, 10/20/2015	175,818	178,940
4.140%, 03/16/2018	131,237	129,953
4.116%, 03/16/2019	102,615	101,628
4.828%, 01/16/2021	172,607	170,612
3.727%, 03/16/2027	85,349	84,038
6.000%, 12/15/2031	67,467	69,237
6.000%, 02/15/2032	81,007	83,086
7.000%, 07/15/2032	64,539	68,415
5.000%, 07/15/2033	310,425	305,978
4.828%, 11/16/2033	500,000	484,148
6.000%, 10/15/2036	263,368	269,779
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	302,454
Mortgage IT Trust
4.250%, 02/25/2035	67,565	65,573
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $33,916) (a)	32,024	32,274
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $59,963) (a)	57,191	57,530
Residential Asset Securitization Trust
4.750%, 02/25/2019	95,424	93,963

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments December 31, 2007

COUNTRY VP Bond Fund (continued)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES — 37.15% (continued)
Small Business Administration
Participation Certificates
5.080%, 11/01/2022	$64,610	$64,804
5.570%, 03/01/2026	92,566	95,211
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	50,846
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	447,365
5.408%, 07/15/2041 (b)	75,000	76,410
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	93,624	90,540
5.595%, 07/25/2036 (b)	166,936	167,736
TOTAL MORTGAGE BACKED SECURITIES
(Cost $6,222,376)		6,236,898

U.S. GOVERNMENT AGENCY ISSUES — 12.42% (c)
Federal Home Loan Bank
5.000%, 07/23/2013 (b)	100,000	100,057
4.500%, 07/02/2015 (b)	500,000	498,716
4.000%, 03/30/2016 (b)	50,000	50,066
4.250%, 06/19/2018 (b)	100,000	99,669
4.500%, 06/19/2018 (b)	100,000	99,665
4.000%, 06/26/2018 (b)	375,000	373,901
4.500%, 06/26/2018 (b)	150,000	149,636
4.000%, 07/09/2018 (b)	100,000	99,223
4.250%, 07/17/2018 (b)	220,000	218,783
4.500%, 07/23/2018 (b)	50,000	49,959
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	255,764
New Valley Generation IV
4.687%, 01/15/2022	91,747	89,996
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,008,403)		2,085,435

U.S. TREASURY OBLIGATIONS — 23.07%
U.S. Treasury Bonds — 3.84%
7.500%, 11/15/2016	200,000	251,047
5.375%, 02/15/2031	350,000	394,324
		645,371
U.S. Treasury Inflation Index Bond — 1.04%
2.375%, 01/15/2025	166,254	174,533

U.S. Treasury Inflation Index Note — 4.74%
3.000%, 07/15/2012	464,788	503,365
1.875%, 07/15/2013	113,752	117,221
2.000%, 01/15/2014	169,604	175,183
		795,769
U.S. Treasury Notes — 13.45%
3.375%, 11/15/2008	1,000,000	999,922
4.375%, 11/15/2008	100,000	100,789
4.750%, 05/31/2012	1,000,000	1,055,391
4.000%, 02/15/2015	100,000	101,414
		2,257,516
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,775,904)		3,873,189
	Shares
SHORT-TERM INVESTMENTS — 1.93%
Money Market Funds — 1.93%
Janus Money Market Fund	323,861	323,861
TOTAL SHORT-TERM INVESTMENTS
(Cost $323,861)		323,861
TOTAL INVESTMENTS — 99.39%
(Cost $16,477,641)		16,686,198
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.61%		102,075
TOTAL NET ASSETS — 100.00%		$16,788,273

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of December 31, 2007, these securities represented 1.72% of total net assets.

(b)	The coupon rate shown on variable rate securities represents the rates at December 31, 2007.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2007

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Assets:
Investments in securities:
At cost	$11,530,308	$16,477,641
At value	$13,781,024	$16,686,198
Receivable for capital stock sold	222	21,697
Dividends receivable	12,965	—
Interest receivable	3,119	121,932
Prepaid expenses and other assets	2,086	2,415
Total assets	13,799,416	16,832,242

Liabilities:
Payable for capital stock redeemed	1,294	1,508
Payable to Advisor	4,594	373
Accrued expenses and other liabilities	34,749	42,088
Total liabilities	40,637	43,969
Net Assets	$13,758,779	$16,788,273

Net Assets Consist of:
Paid in capital	$11,392,583	$16,658,142
Undistributed net investment income	—	5,769
Accumulated net realized gain (loss) on investments	115,480	(84,195)
Net unrealized appreciation on investment securities	2,250,716	208,557
Total — representing net assets applicable to outstanding capital stock	$13,758,779	$16,788,273

Net assets	$13,758,779	$16,788,273
Shares outstanding	1,120,841	1,668,062
Net asset value, redemption price and offering price per share	$12.28	$10.06

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended December 31, 2007

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Investment Income:
Dividends*	$239,756	$—
Interest	29,754	784,011
Total investment income	269,510	784,011

Expenses:
Investment advisory fees (Note F)	105,759	80,518
Transfer agent fees	5,654	5,840
Professional fees	30,231	34,739
Printing	995	1,195
Custody fees	3,698	5,288
Administration fees	9,343	10,764
Accounting fees	8,607	18,453
Insurance	3,794	4,424
Trustees' fees	3,696	4,170
Registration fees	909	1,095
Miscellaneous fees	1,709	2,008
Total expenses	174,395	168,494
Less: Expenses waived (Note F)	(47,484)	(55,769)
Net expenses	126,911	112,725
Net Investment Income	142,599	671,286

Realized and Unrealized Gain on Investments:
Net realized gain on investments	678,674	20,535
Net change in unrealized appreciation on investments	89,655	459,949
Net realized and unrealized gain on investments	768,329	480,484
Increase in Net Assets Resulting from Operations	$910,928	$1,151,770
* Net of foreign taxes withheld of	$1,900	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income	$142,599	$187,923	$671,286	$588,923
Net realized gain/loss on investments	678,674	501,535	20,535	(41,238)
Net change in unrealized appreciation/depreciation on investments	89,655	654,721	459,949	(41,739)
Net increase in net assets resulting from operations	910,928	1,344,179	1,151,770	505,946

Dividends and Distributions to Shareholders (Note B):
Net investment income	(142,885)	(188,072)	(671,149)	(603,286)
Net realized gains on investments	(734,188)	(330,873)	—	—
Total distributions	(877,073)	(518,945)	(671,149)	(603,286)

Capital Stock Transactions — (Net) (Note C)	306,779	190,081	597,552	342,002
Total increase in net assets	340,634	1,015,315	1,078,173	244,662

Net Assets:
Beginning of year	13,418,145	12,402,830	15,710,100	15,465,438
End of year *	$13,758,779	$13,418,145	$16,788,273	$15,710,100
* Including undistributed net investment income of	$—	$—	$5,769	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Growth Fund
					For the
	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	11/17/03(1)
	December 31,	December 31,	December 31,	December 31,	through
	2007	2006	2005	2004	12/31/03
Net asset value, beginning of year	$12.23	$11.47	$11.19	$10.61	$10.00

Income from investment operations
Net investment income	0.13	0.17	0.13	0.13	0.01
Net realized and unrealized gains	0.71	1.06	0.47	0.68	0.61
Total from investment operations	0.84	1.23	0.60	0.81	0.62

Less distributions
Dividends from net investment income	(0.13)	(0.17)	(0.14)	(0.13)	(0.01)
Distributions from capital gains	(0.66)	(0.30)	(0.18)	(0.10)	—
Total distributions	(0.79)	(0.47)	(0.32)	(0.23)	(0.01)
Net asset value, end of year	$12.28	$12.23	$11.47	$11.19	$10.61
Total investment return(2)	6.88%	10.83%	5.33%	7.60%	6.20	%**

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$13,759	$13,418	$12,403	$11,521	$10,608
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(3)	1.24%	1.32%	1.48%	1.41%	2.07	%*
After expense waiver and reimbursement(3)	0.90%	0.90%	0.90%	0.90%	0.90	%*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(3)	0.67%	1.02%	0.58%	0.67%	-0.33	%*
After expense waiver and reimbursement(3)	1.01%	1.44%	1.16%	1.18%	0.84	%*
Portfolio turnover rate	29.33%	26.70%	14.11%	13.18%	0.00	%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Bond Fund
					For the
	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	11/17/03(1)
	December 31,	December 31,	December 31,	December 31,	through
	2007	2006	2005	2004	12/31/03
Net asset value, beginning of year	$9.77	$9.84	$10.03	$10.01	$10.00

Income from investment operations
Net investment income	0.41	0.38	0.35	0.29	0.02
Net realized and unrealized gains (loss)	0.29	(0.07)	(0.17)	0.05	0.01
Total from investment operations	0.70	0.31	0.18	0.34	0.03

Less distributions
Dividends from net investment income	(0.41)	(0.38)	(0.37)	(0.31)	(0.02)
Distributions from capital gains	—	—	—	(0.01)	—
Total distributions	(0.41)	(0.38)	(0.37)	(0.32)	(0.02)
Net asset value, end of year	$10.06	$9.77	$9.84	$10.03	$10.01
Total investment return(2)	7.23%	3.34%	1.82%	3.46%	0.35	%**

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$16,788	$15,710	$15,465	$15,252	$15,011
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(3)	1.05%	1.23%	1.50%	1.38%	1.90	%*
After expense waiver and reimbursement(3)	0.70%	0.70%	0.70%	0.70%	0.70	%*
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(3)	3.82%	3.28%	2.76%	2.20%	0.86	%*
After expense waiver and reimbursement(3)	4.17%	3.81%	3.56%	2.88%	2.06	%*
Portfolio turnover rate	13.59%	11.46%	18.36%	35.22%	11.30	%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2007

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “Funds”). Each of the Funds has distinct investment objectives and policies. These financial statements contain two of the four Funds. The two VP Funds are as follows: COUNTRY VP Growth Fund (“VP Growth Fund”); and COUNTRY VP Bond Fund (“VP Bond Fund”) (collectively, the “COUNTRY VP Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

(2) Investment Income and Securities Transactions:  Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”).

(5) Other:  Expenses shared by the Trust are allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The VP Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The VP Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2007 (continued)

Note (C) Capital Stock:  At December 31, 2007, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP GROWTH FUND				VP BOND FUND
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2007		December 31, 2006		December 31, 2007		December 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31,864	$406,218	32,028	$381,858	64,868	$637,580	48,286	$471,929
Shares issued through
reinvestment of dividends	7,155	88,603	3,654	44,305	5,721	56,329	3,487	33,887
Shares redeemed	(14,944)	(188,042)	(19,817)	(236,082)	(9,767)	(96,357)	(16,915)	(163,814)
Net increase in capital stock	24,075	$306,779	15,865	$190,081	60,822	$597,552	34,858	$342,002

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term securities, for the year ended December 31, 2007 were as follows:

	Purchases	Sales
VP Growth Fund	$4,970,719	$3,979,089
VP Bond Fund	$2,686,176	$1,148,002

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$ —	$ —
VP Bond Fund	$1,095,453	$915,680

Note (E) Income Tax Information:

At December 31, 2007, the components of accumulated earnings (losses) on a tax basis were as follows:

	VP Growth Fund	VP Bond Fund
Cost of investments	$11,530,308	$16,477,641
Gross unrealized appreciation	$2,953,475	$261,377
Gross unrealized depreciation	(702,759)	(52,820)
Net unrealized appreciation	$2,250,716	$208,557
Undistributed ordinary income	$15,099	$5,769
Undistributed long-term capital gains	100,381	—
Total distributable earnings	$115,480	$5,769
Other accumulated losses	$—	$(84,195)
Total accumulated earnings	$2,366,196	$130,131

For fiscal year 2007, there were no differences between cost of investments for financial reporting and cost of investments for Federal income tax.

The tax character of distributions paid during the years 2006 and 2007 were as follows:

	For the Year Ended	For the Year Ended
	December 31, 2007	December 31, 2006
VP Growth Fund
Ordinary income	$186,966	$192,871
Long-term capital gain	690,107	326,074
	$877,073	$518,945

	For the Year Ended	For the Year Ended
	December 31, 2007	December 31, 2006
VP Bond Fund
Ordinary income	$671,149	$603,286
Long-term capital gain	—	—
	$671,149	$603,286

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2007.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2007 (continued)

GAAP requires that differences between financial reporting and tax reporting be reclassified between various components of net assets.  These differences have no effect on the total net assets of the Funds.  On the Statement of Assets and Liabilities, the following reclassifications were made:

	Undistributed Net	Accumulated Net	Paid-In
	Investment Income	Realized Gain/(Loss)	Capital
VP Growth Fund	$286	$(286)	$—
VP Bond Fund	5,632	(5,632)	—

Capital loss carryovers and post-October loss deferrals as of December 31, 2007 were as follows:

	Net Capital Loss	Capital Loss	Post-October
	Carryover(1)	Carryover Expiration	Losses(2)
VP Growth Fund	$—	—	$—
VP Bond Fund	44,936	2013	—
	24,686	2014
	14,573	2015

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.
(2)	Loss is recognized for tax purposes on January 1, 2008.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations.  Open tax years are those that are open for exam by taxing authorities.  As of December 31, 2007, open tax years include the tax years ended December 31, 2004 through December 31, 2007.  The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial positions or results of operation.  There are no tax liabilities resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end December 31, 2007.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreements with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund 0.75% and VP Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund and VP Bond Fund for the year ended December 31, 2007 were: $3,698 and $5,288, respectively.

The Advisor has agreed to reduce its fees and reimburse the VP Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.  These agreements may be terminated at any time after October 31, 2008.

Investment advisory fees for the year ended December 31, 2007, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$105,759	$43,786
VP Bond Fund	0.50%	$ 80,518	$50,481

*  Excludes waiver of custody fees.

At December 31, 2007, 89.3% of the shares outstanding of the VP Growth Fund and 89.9% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as secretary to the Funds. Total legal expenses amounted to $4,119 and $4,843, for the VP Growth Fund and VP Bond Fund, respectively for the year ended December 31, 2007.  Legal fees are included in professional fees in the Statements of Operations.  Certain other officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) New Accounting Standards:  In September 2006, the FASB issued Statement No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2007 (continued)

the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

COUNTRY Mutual Funds — Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
COUNTRY Mutual Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of COUNTRY VP Growth Fund and COUNTRY VP Bond Fund (two series constituting COUNTRY Mutual Funds Trust) (the “Funds”), as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the four years in the period then ended and for the period from November 17, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Funds’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included verification by examination of securities held by the custodian as of December 31, 2007, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of COUNTRY VP Growth Fund and COUNTRY VP Bond Fund of COUNTRY Mutual Funds Trust at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from November 17, 2003 (commencement of operations) to December 31, 2003, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 22, 2008

COUNTRY Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank.  The Funds and the advisor have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities.  Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals.  The agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the advisor upon sixty days written notice.  The agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Advisory Agreements including but not limited to the investment advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the advisor’s services, the Board received a memorandum from the advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreement.  The information below summarizes the Board’s consideration in connection with its approval of the Agreement.  In deciding to approve the Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered.  However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the advisor under the Agreement.  The advisor’s most recent registration form on the Securities and Exchange Commission’s Form ADV Part II was provided to the Board.  Also reviewed and analyzed by the Board were the background, education and experience of the advisor’s key investment personnel as well as portfolio manager compensation issues.  The Board further considered the sources of information used by the advisor as the basis for investment advice as well as the methods investment personnel used to evaluation such information.  The Board also analyzed and reviewed the trading strategies of the Funds.  The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to Lipper Benchmark industry averages for each particular Fund’s peer group industry average.  The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers.  Based on these factors, the Board concluded that the fees under the Agreement were reasonable and fair in light of the nature and quality of the services provided by the advisor.

The Board further reviewed and analyzed the advisor’s current compliance program and reviewed summaries of the advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy.  The advisor’s procedures for market timing and late trading were also reviewed.  The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreement.

COUNTRY Mutual Funds — Additional Tax Information (unaudited)

The Country VP Growth Fund designates 98.39% for the fiscal year ended December 31, 2007 of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

The Country VP Growth Fund designates 97.34% of dividends declared during the fiscal year ended December 31, 2007 as dividends qualifying for the dividends received deduction available to corporate shareholders.

Additional Information Applicable to Foreign Shareholders Only:
The Country VP Growth Fund and Country VP Bond Fund designate 15.9% and 100%, respectively, of their ordinary income distributions for the year ended December 31, 2007 as interest-related dividends under Internal Revenue Code Section 871 (K)(1)(C).

The Country VP Growth Fund and Country VP Bond Fund designate 23.58% and 0.0%, respectively, of their ordinary income distributions for the year ended December 31, 2007 as short-term capital gain distributions under Internal Revenue Code Section 871 (K)(2)(C).

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee

William G. Beeler	68	Trustee since	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)		October 2005
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association. Farmer.

Charlot R. Cole	66	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation
(6/12/41)			Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1993 to date. Farmer.

Nancy J. Erickson	50	Trustee since 1995	President of McHatton Farm Management, Inc., 1981 to date. Farmer.
(8/24/57)

Robert D. Grace	60	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Robert W. Weldon	73	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2001 to date.
(1/30/34)

William H. Olthoff	64	Trustee since July 2007	Director: Illinois Agricultural Association and Affiliated Companies, 2000 to date;
(7/11/43)			Director: COUNTRY Trust Bank, 2003 to date; Farmer.

Carson H. Varner, Jr.	62	Trustee since March 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Kurt Bock	54	Treasurer since	Treasurer: Illinois Agricultural Association and Affiliated Companies (3), July 1,
(4/14/53)		July 2005	2005 to date; Assistant Treasurer, Illinois Agricultural Association, June 1 to June 30, 2005; Chief Executive Officer, IAA Credit Union 2003 to 2005; Commander, United States Air Force, 2000 to 2003.

Peter J. Borowski	57	Controller since	Vice President and Controller, COUNTRY Trust Bank 2005 to date and
(5/10/50)		July 2005	COUNTRY Insurance and Financial Services 2003 to date.

Barbara L. Mosson	55	Chief Compliance	Compliance Officer, COUNTRY Trust Bank, 2000 to date; Compliance Officer,
(4/30/52)		Officer, Anti-Money	Busey Bank, 1996 to 2000 including predecessor company.
		Laundering Compliance
		Officer since 2004

Bruce D. Finks	54	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank, 1995 to date (4).
(1/31/53)

Scott Hancock	50	Vice President	Vice President Trust Services and Trust Officer: COUNTRY Trust Bank (4),
(7/4/57)		beginning January 2008	Beginning January 2008; Director of the Retirement and Investment Services
			Department: COUNTRY Trust Bank (4), 2000 to 2007.

John D. Blackburn	59	Vice President since 2001	Chief Executive Officer: COUNTRY Insurance & Financial Services (5), 2001 to
(4/2/48)			date.

Robert W. Rush, Jr.	62	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date.
(9/3/45)

Richard L. Guebert, Jr.	56	Vice President	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)		since 2004	Companies(3), 2003 to date; Vice President: COUNTRY Trust Bank, 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.

Philip T. Nelson*	50	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated Companies,
(6/12/57)		since December 10, 2003
2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank, 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; President: Country Capital Management Company, 2003 to date; Farmer.

James M. Jacobs	41	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary beginning	Companies, February 2008 to date; Various Attorney Positions: Illinois
		February 2008
Agricultural Association and Affiliated Companies, April 2005 to February 2008; General Counsel and Secretary: COUNTRY Trust Bank, February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex.  COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios:  COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2007 is available on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC.  The Funds will file Form N-Q for the first and third quarters of each fiscal year.  The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY VP Growth Fund
COUNTRY VP Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
William H. Olthoff
Nancy J. Erickson
Roger D. Grace
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Scott Hancock, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Kurt F. Bock, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, Illinois

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/08)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The amendment consisted of clerical and administrative changes to the code of ethics.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit related services and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit services, audit-related services, tax services and other services by the principal accountant.

	FYE 12/31/2007	FYE 12/31/2006
Audit Fees	$78,000	$75,300
Audit-Related Fees	$14,000	$10,000
Tax Fees	$18,400	$16,800
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The registrant’s investment adviser is COUNTRY Fund Management, a department of COUNTRY Trust Bank.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and COUNTRY Trust Bank for the last two years.  The registrant’s accountant has not provided non-audit services directly to COUNTRY Fund Management during this period.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to COUNTRY Trust Bank is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2007	FYE 12/31/2006
Registrant	-	-
COUNTRY Trust Bank	$31,700	$31,700

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*     /s/ Philip T. Nelson
                                                  Philip T. Nelson, President

Date     2/27/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Philip T. Nelson
                                                  Philip T. Nelson, President

Date     2/27/2008

By (Signature and Title)* /s/ Kurt F. Bock
                                                  Kurt F. Bock, Treasurer

Date     2/27/2008

* Print the name and title of each signing officer under his or her signature.